Principal Accounting Policies - Value-added tax and related surcharges (Details) - CNY (¥) ¥ in Millions	12 Months Ended			36 Months Ended	66 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2024
Value-added tax and related surcharges
Applicable rate of VAT (in percent)				6.00%
Urban maintenance and construction tax rate (in percent)	7.00%
Education surcharge rate(in percent)	3.00%
VAT and related surcharges	¥ 57.5	¥ 60.7	¥ 84.8
Maximum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)	5.00%
Education surcharge rate(in percent)	2.00%
Minimum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)	1.00%
Education surcharge rate(in percent)	1.00%
Scenario forecast
Value-added tax and related surcharges
Applicable tax rate of cultural development fee for net advertising revenues					1.50%